EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
EARNINGS (LOSS) PER SHARE
Schedule of calculation of basic and diluted earnings per common share

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except per share data)	2019	2018	2019	2018
Income (loss) from continuing operations	$(363)	$(2,840)	$1,318	$(11,102)

Basic earnings (loss) per common share:
Weighted average common shares outstanding	18,732,402	18,315,180	18,653,301	18,164,141

Basic earnings (loss) per common share	$(0.02)	$(0.16)	$0.07	$(0.61)

Diluted earnings (loss) per common share:
Weighted average common shares outstanding	18,732,402	18,315,180	18,653,301	18,164,141

Diluted effect:
Unvested portion of restricted stock units and awards	—	—	323,318	—
Weighted average diluted common shares outstanding	18,732,402	18,315,180	18,976,619	18,164,141

Diluted earnings (loss) per common share	$(0.02)	$(0.16)	$0.07	$(0.61)

	Year Ended December 31,
(in thousands, except per share data)	2018	2017
Loss from continuing operations	$(13,790)	$(30,019)

Basic loss per common share:
Weighted average common shares outstanding	18,207,661	17,657,372

Basic loss per common share	$(0.76)	$(1.70)

Diluted loss per common share:
Weighted average common shares outstanding	18,207,661	17,657,372

Diluted effect:
Unvested portion of restricted stock units and awards	—	—
Weighted average diluted common shares outstanding	18,207,661	17,657,372

Diluted loss per common share	$(0.76)	$(1.70)

Schedule anti-dilutive potentially outstanding shares were not included in the calculation of diluted earnings (loss) per share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Unvested service-based restricted stock and restricted stock unit awards	196,910	425,036	211,243	1,515
Unvested performance- and market-based restricted stock unit awards	618,482	688,812	618,482	688,812
Stock options	122,000	122,000	122,000	122,000

	Year Ended December 31,
	2018	2017
Unvested service-based restricted stock awards	1,515	35,403
Unvested performance- and market-based restricted stock awards	620,457	404,515
Stock options	122,000	122,000